SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense recognized from share based payment transactions
Share-based payment expense, which is classified as selling, general, and administrative expenses on the consolidated statement of income and loss and comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Restricted and performance share units	$12.1	$—	$—
Equity-settled share options	7.4	10.7	—
Cash-settled awards	1.8	35.3	—
Total	$21.3	$46.0	$—
The following table summarizes the activity in RSUs and PSUs for employees and non-employee directors during the year ended December 31, 2024;

	RSUs		PSUs
	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	—	$—	—	$—
Granted during the year	1,101,085	$13.63	2,012,596	$14.55
Vested during the year	(21,079)	$13.64	(16,412)	$14.55
Forfeited during the year	(61,032)	$13.64	(107,363)	$14.55
Outstanding at December 31, 2024	1,018,974	$13.63	1,888,821	$14.55

Summary of Number and weighted-average exercise prices of share options
The number and weighted-average exercise prices of share options under the 2019 ESOP and 2023 ESOP were as follows:

2019 & 2023 ESOP:	2024		2023				2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price (USD) (1) (2)	Weighted average exercise price (EUR) (1) (2)		Number of options	Weighted average exercise price (USD) (1) (2)	Weighted average exercise price (EUR) (1) (2)
Outstanding at January 1	14,911,455	$9.56	9,640,694	$9.16	EUR	7.09	9,065,702	$9.09	EUR	7.09
Granted during the year	—	$—	5,309,094	$10.30	EUR	8.77	670,823	$9.92	EUR	7.09
Forfeited during the year	(780,114)	$11.03	(38,333)	$10.55	EUR	9.68	(95,831)	$7.90	EUR	7.09
Exercised during the year	(1,424,098)	$8.48	—	$—	EUR	—	—	$—	EUR	7.09
Outstanding at December 31	12,707,243	$10.02	14,911,455	$9.56	EUR	8.93	9,640,694	$9.16	EUR	7.09
Exercisable at December 31	8,299,943	$9.74	—	$—	EUR	—	—	$—	EUR	—
__________________________________________________
(1)Immediately prior to the completion of the IPO, the Company effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”). The number of options and weighted average exercise prices in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the share split. Refer to Note 18. Shareholders' Equity/(Deficit) for additional information.
(2)As a result of the change in currency of the exercise price, management converted the weighted average exercise price from EUR to USD for the years ended December 31, 2023 and 2022, respectively, to maintain the comparability of the disclosure.

Summary of fair value of option granted
The inputs used in the measurement of the fair values of equity-settled awards at the respective modification dates and the re-measurement of the fair values of cash-settled awards as of December 31, 2024 were as follows:

ESOP 2019 & 2023 Plans	Equity-settled awards	Cash-settled awards
	Fair value at re-measurement dates:	Remeasured fair value at December 31, 2024
Cash compensation payable of group performance based options	N/A	$0.22 - $4.92
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise Price	$7.70 - $14.19	N/A
Expected Volatility	39.8% - 44.4%	42.2%
Expected life	1.03 - 5.19 years	0.09 - 1.75 years
Expected dividends	—%	—%
Risk-fee interest rate	4.0% - 4.8%	4.6%
The inputs used in the measurement of the fair values of equity-settled awards as at respective grant dates and the re-measurement of the fair values of cash- settled awards as of December 31, 2023 and 2022, respectively were as follows:

ESOP 2019 & 2023 Plans (1) (2)	Equity-settled awards
	December 31, 2023	December 31, 2023	December 31, 2022	December 31, 2022
	Fair value at grant dates (EUR):	Fair value at grant dates (USD):	Fair value at grant dates (EUR):	Fair value at grant dates (USD):
Time vested options	EUR 5.50 - EUR 8.37	$6.07 - $9.25	EUR 5.67 - EUR 6.90	$6.05 - $7.35
Brand performance based options	EUR 5.13 - EUR 6.87	$5.67 - $7.59	EUR 5.51 - EUR 6.62	$5.87 - $7.06
Group performance based options	EUR 1.74 - EUR 3.23	$1.92 - $3.57	EUR 2.62 - EUR 3.28	$2.80 - $3.50
Fair value of underlying share at measurement dates	EUR 12.40 - EUR 14.02	$13.70 - $15.49	EUR 11.31 - EUR 12.40	$12.06 - $13.22
Exercise price	EUR 7.09 - EUR 9.68	$7.84 - $10.69	EUR 7.09	$7.01 - $7.89
Expected volatility	40.3% - 45.5%	40.3% - 45.5%	39.0% - 45.5%	39.0% - 45.5%
Expected life	1.63 - 6.00 years	1.63 - 6.00 years	3.05 - 6.00 years	3.05 - 6.00 years
Expected dividends	—%	—%	—%	—%
Risk-free interest rate	2.3% - 3.2%	2.3% - 3.2%	0.3% - 2.0%	0.3% - 2.0%

ESOP 2019 & 2023 Plans (1) (2)	Cash-settled awards
	December 31, 2023	December 31, 2023	December 31, 2022	December 31, 2022
	Remeasured fair value at period end dates (EUR):	Remeasured fair value at period end dates (USD):	Remeasured fair value at period end dates (EUR):	Remeasured fair value at period end dates (USD):
Time vested options	EUR 6.55 - EUR 10.75	$7.24 - $11.87	EUR 6.68 - EUR 6.87	$7.12 - $7.33
Brand performance based options	EUR 5.61 - EUR 10.98	$6.20 - $12.14	EUR 6.68	$7.12
Group performance based options	EUR 7.38 - EUR 7.51	$8.15 - $8.29	EUR 3.31	$3.53
Fair value of underlying share at measurement dates	EUR 17.13	$18.93	EUR 12.40	$13.22
Exercise price	EUR 7.09 - EUR 12.92	$7.74 - $14.11	EUR 7.09	$7.89
Expected volatility	40.0% - 44.0%	40.0% - 44.0%	41.8% - 45.7%	41.8% - 45.7%
Expected life	1.25 - 4.25 years	1.25 - 4.25 years	3.00 - 5.25 years	3.00 - 5.25 years
Expected dividends	—%	—%	—%	—%
Risk-free interest rate	2.0% - 2.9%	2.0% - 2.9%	2.5%	2.5%
__________________________________________________
(1)Immediately prior to the completion of the IPO, the Company effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”). The share values in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the share split. Refer to Note 18. Shareholders' Equity/(Deficit) for additional information.
(2)On January 4, 2024, the exercise price currency of all options was converted from EUR to USD. The fair value inputs previously reported in EUR were converted to USD using the exchange rate on the date of the original grant (for the exercise price) or the rate as of December 31 of the disclosed period (for all other inputs disclosed in EUR) for purposes of comparability with current year information.